Accumulated other comprehensive income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange gain (loss), net		¥ (12,400)	¥ (22,664)	¥ (33,601)
Other income (loss), net		50,843	(45,948)	(36,222)
Income before income taxes and equity in earnings of affiliated companies		(2,285,465)	(2,620,429)	(2,193,825)
Provision for income taxes		659,944	504,406	628,900
Equity in earnings of affiliated companies		(360,066)	(470,083)	(362,060)
Net income		(1,985,587)	(2,586,106)	(1,926,985)
Reclassification from AOCI, Current Period, Tax		4,071	7,229	18,020
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(6,197)	(22,221)	(26,482)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net		1,377	(6,664)
Income before income taxes and equity in earnings of affiliated companies		1,377	(6,664)
Net income		1,377	(6,664)
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange gain (loss), net		(22,374)	(25,247)	(3,572)
Other income (loss), net		(827)	(1,993)	(31,685)
Income before income taxes and equity in earnings of affiliated companies		(21,958)	(31,807)	(59,810)
Provision for income taxes		6,963	9,729	23,275
Equity in earnings of affiliated companies		(31)	20	(320)
Net income		(15,026)	(22,058)	(36,855)
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income | Financial Service [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		1,243	(4,567)	(24,553)
Recognized net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	14,029	12,914	19,432
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	(3,685)	(3,913)	(3,804)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		10,344	9,001	15,628
Reclassification from AOCI, Current Period, Tax		(2,892)	(2,500)	(5,255)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		¥ 7,452	¥ 6,501	¥ 10,373

[1]	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.